Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts	The notional amounts of outstanding foreign currency contracts in U.S. dollars are as follows:

	December 31,
	2022	2023

Derivatives designated as hedging instruments	$2,551	$2,131
Derivatives not designated as hedging instruments	946	927
Total	$3,497	$3,058

Summary of derivative and hedging gains (losses)	These gains (losses) were recorded in the consolidated statements of comprehensive income (loss), as follows:

	Year Ended December 31,
	2021	2022	2023

Cost of revenue	$(10)	$(246)	$(250)
Research and development	(38)	(807)	(849)
Sales and marketing	(18)	(529)	(551)
General and administrative	(10)	(361)	(361)
Total	$(76)	$(1,943)	$(2,011)